COMMITMENTS AND CONTINGENCIES (Details)	Feb. 29, 2016 USD ($)
February 2017	$ 94,342,862
February 2018	86,070,094
February 2019	75,184,957
February 2020	58,059,986
February 2021	35,939,496
Thereafter	58,669,123
Total	$ 408,266,518